Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [Abstract]
Details of guarantees

(1)	Details of guarantees are as follow (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Confirmed guarantees
Guarantee for loans	79,566	157,299
Acceptances	504,354	320,519
Letters of guarantees	97,606	108,238
Other confirmed guarantees	7,588,661	6,288,965

Total	8,270,187	6,875,021

Unconfirmed guarantees
Local letter of credit	397,588	383,117
Letter of credit	3,844,345	3,637,787
Other unconfirmed guarantees	859,768	505,689

Total	5,101,701	4,526,593

CP purchase commitments and others	1,389,896	1,458,101

Details of loan commitments and others

(2)	Details of loan commitments and others are as follow (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Loan commitments	83,795,496	80,760,325
Other commitments	4,840,593	4,546,090

Litigation case [Table Text Block]

(3)	Litigation case

The Group had filed lawsuits as follows (Unit: Korean Won in millions except for number of cases):

	December 31, 2016		December 31, 2017
	As plaintiff	As defendant	As plaintiff	As defendant
Number of cases	88 cases	175 cases	83 cases	155 cases
Amount of litigation	308,848	246,465	413,267	244,767
Allowance for litigations		5,946		9,277